Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]
Balances at Dec. 31, 2022	$ 1			$ 96,294,141	$ (103,747,316)	$ (7,453,174)
Balances, shares at Dec. 31, 2022	6,300		3,575
Issuance of common stock and pre-funded warrants pursuant to private placement offering				4,463,076		4,463,076
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			1,022
Shares and warrants issued with notes				658,494		658,494
Shares and warrants issued with notes, shares			88
Conversion of preferred shares into common stock		$ 1		5,759,177		5,759,177
Conversion of preferred shares into common stock, shares		5,761
Issuance of common stock pursuant to disposition				1,357,043		1,357,043
Issuance of common stock pursuant to disposition, shares			1,562
Shares issued for services				1,656,427		1,656,428
Shares issued for Services, shares			2,198
Exercise of Warrants				1,167,565		1,167,566
Exercise of warrants, shares			2,476
Issuance of common stock pursuant to private placement, net of offering cost				3,832,304		3,832,305
Issuance of common stock pursuant to private placement, net of offering costs, shares			10,278
Conversion of preferred shares into common stock
Conversion of preference shares into common stock, shares		(975)	1,088
stock based compensation				408,810		408,810
Effect of reverse stock split			2			2
Net loss					(10,247,133)	(10,247,133)
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balances, shares at Dec. 31, 2023	6,300	4,786	22,287
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares		(1,547)	1,726
Shares issued for services				224,265		224,265
Shares issued for Services, shares			1,372
stock based compensation				100,299		100,299
Net loss					(683,735)	(683,735)
Issuance of common stock pursuant to private placements			$ 1	1,736,206		1,736,207
Issuance of common stock pursuant to private placements, shares			8,898
Balances at Mar. 31, 2024	$ 1	$ 1	$ 3	117,657,807	(114,678,184)	2,979,628
Balances, shares at Mar. 31, 2024	6,300	3,239	34,283
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balances, shares at Dec. 31, 2023	6,300	4,786	22,287
Net loss						(7,735,452)
Balances at Sep. 30, 2024	$ 1	$ 1	$ 7	121,748,938	(121,729,901)	19,046
Balances, shares at Sep. 30, 2024	6,300	1,344	75,397
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balances, shares at Dec. 31, 2023	6,300	4,786	22,287
Issuance of common stock and pre-funded warrants pursuant to private placement offering			$ 81	9,374,360		9,374,441
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			806,754
Shares issued for services				312,634		312,634
Shares issued for Services, shares			2,582
Conversion of preferred shares into common stock
Conversion of preference shares into common stock, shares		(3,442)	3,840
stock based compensation				169,614		169,614
Net loss					(13,106,589)	(13,106,589)
Conversion of debt and interest into common stock				318,767		318,767
Conversion of debt and interest into common stock, shares			3,120
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balances, shares at Dec. 31, 2024	6,300	1,344	838,584
Balances at Mar. 31, 2024	$ 1	$ 1	$ 3	117,657,807	(114,678,184)	2,979,628
Balances, shares at Mar. 31, 2024	6,300	3,239	34,283
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares		(1,495)	1,668
stock based compensation				67,901		67,901
Net loss					(3,510,480)	(3,510,480)
Common stock issued for cash			$ 1	2,877,473		2,877,474
Common stock issued for cash ,shares			7,575
Conversion of loan into common stock				313,817		$ 313,817
Conversion of loan into common stock , shares						2,120
Balances at Jun. 30, 2024	$ 1	$ 1	$ 4	120,916,998	(118,188,664)	$ 2,728,340
Balances, shares at Jun. 30, 2024	6,300	1,744	45,646
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares		(400)	446
Shares issued for services				88,369		88,369
Shares issued for Services, shares			1,211
stock based compensation				1,061		1,061
Net loss					(3,541,237)	(3,541,237)
Common stock issued for cash			$ 3	742,510		742,513
Common stock issued for cash ,shares			28,094
Balances at Sep. 30, 2024	$ 1	$ 1	$ 7	121,748,938	(121,729,901)	19,046
Balances, shares at Sep. 30, 2024	6,300	1,344	75,397
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balances, shares at Dec. 31, 2024	6,300	1,344	838,584
Issuance of common stock and pre-funded warrants pursuant to private placement offering			$ 13	6,642,420		6,642,433
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			125,535
Net loss					(2,089,910)	(2,089,910)
Issuance of pre-funded warrants in connection with services contract				3,000,000		3,000,000
Exercise of warrants in connection with private placement offering			$ 318	(318)
Exercise of pre-funded warrants in connection with private placement offering, shares			3,182,375
Balances at Mar. 31, 2025	1	$ 1	$ 414	135,414,514	(129,190,948)	6,223,982
Balances, shares at Mar. 31, 2025		1,344	4,146,494
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balances, shares at Dec. 31, 2024	6,300	1,344	838,584
Net loss						(7,659,722)
Issuance of common stock pursuant to private placements								$ 11,387,000
Issuance of common stock pursuant to private placements, shares			3,747,741
Balances at Sep. 30, 2025	$ 1	$ 1	$ 572	150,749,052	(134,760,760)	15,988,868	$ 2
Balances, shares at Sep. 30, 2025	6,300	1,344	5,726,930				15,906
Balances at Mar. 31, 2025	$ 1	$ 1	$ 414	135,414,514	(129,190,948)	6,223,982
Balances, shares at Mar. 31, 2025		1,344	4,146,494
Net loss					(2,117,862)	(2,117,862)
Shares issuance in pursuant to acquisition of intangibles			$ 35	2,999,965		3,000,000
Shares issuance in pursuant to acquisition of intangibles, shares			344,827
Balances at Jun. 30, 2025	$ 1	$ 1	$ 449	138,414,479	(131,308,810)	7,106,120
Balances, shares at Jun. 30, 2025	6,300	1,344	4,491,321
Shares issued for services			$ 3	290,788		290,791
Net loss					(3,451,950)	(3,451,950)
Exercise of warrants in connection with private placement offering			$ 119	542,937		543,056
Exercise of pre-funded warrants in connection with private placement offering, shares			1,194,445
Issuance of Series D preferred stock per private placement offering, net of issuance costs				11,386,998		11,387,000	$ 2
Issuance of Series D preferred stock per private placement offering, shares							15,906
Conversion of accounts payable in common stock			$ 1	113,850		113,851
Conversion of accounts payable in common stock, shares			11,582
Balances at Sep. 30, 2025	$ 1	$ 1	$ 572	$ 150,749,052	$ (134,760,760)	$ 15,988,868	$ 2
Balances, shares at Sep. 30, 2025	6,300	1,344	5,726,930				15,906